Cover	Dec. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 21, 2021
Entity File Number	000-53208
Entity Registrant Name	SINO GREEN LAND CORP.
Entity Central Index Key	0001433551
Entity Tax Identification Number	54-0484915
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. 3 & 5
Entity Address, Address Line Two	Jalan Hi Tech 7/7
Entity Address, Address Line Three	Kawasan Perindustrian Hi Tech 7
Entity Address, City or Town	Semenyih, Selangor
Entity Address, Country	MY
Entity Address, Postal Zip Code	43500
City Area Code	603
Local Phone Number	8727 8732
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SGLA